UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	VP, IMD Accounting and Reporting
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 45,191

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 03/31/2012




						   	FAIR	SHARES/		Invest	Other	VOTING
NAME OF ISSUER			CLASS	CUSIP		VALUE	PRINCIPAL	Descret MNGR	AUTHORITY
BARRICK GOLD CORP		COM	067901108	22	500 SH		SOLE		500
GOODYEAR TIRE & RUBBER CUM	PFD	382550309	829	20000 SH	SOLE		0
ISHARES IBOXX H/Y CORP BOND	COM	464288513	10901	120000 SH	SOLE		120000
KANSAS CITY SOUTHERN		COM	485170302	29	400 SH		SOLE		400
MGM GRAND INC			COM	552953101	26	1900 SH		SOLE		1900
MEDTRONIC INC CONV SR NT	DEB	585055AM8	20200 	20000000 PRN 	SOLE 		0
NEWTEK BUSINESS SERVICES INC	COM	652526104	159 	104794 SH 	SOLE		104794
PEABODY ENERGY CORP CONV JR 	DEB	704549AG9	2865 	3000000 PRN 	SOLE 		0
PWRSHARES SR LOAN PORT		COM	73936Q769	770	31341 SH	SOLE		31341
SPDR Barclays Capital HY 	COM	78464A417	9370 	238000 SH 	SOLE 		238000
ST PAUL TRAVELERS COS INC	COM	89417E109	20	341 SH 		SOLE 		341